Other receivables - Movement in contract assets and accrued grant income (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets and accrued grant income, , beginning balance	£ 176	£ 305
Recognised as income	117	102
Deductions	(176)	(253)
Foreign exchange		22
Contract assets and accrued grant income, ending balance	117	176
Collaboration contract assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets and accrued grant income, , beginning balance	0	179
Recognised as income	0	(69)
Deductions	0	(110)
Foreign exchange		0
Contract assets and accrued grant income, ending balance	0	0
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets and accrued grant income, , beginning balance	176	126
Recognised as income		171
Deductions		(143)
Foreign exchange		22
Contract assets and accrued grant income, ending balance		176
Grants, Accrued Income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets and accrued grant income, , beginning balance	176
Recognised as income	117
Deductions	(176)
Contract assets and accrued grant income, ending balance	£ 117	£ 176